Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment
Major classifications of premises and equipment, stated at cost, are as follows:

	2018	2017
	(In thousands)
Land, buildings and improvements	$17,839	$17,282
Furniture and equipment	13,359	12,637
Computer software	2,164	2,143
	33,362	32,062
Less accumulated depreciation	(21,245)	(20,322)
Net premises and equipment	$12,117	$11,740